Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2022 $m	2021 $m
Cash at bank and in hand	165	124
Short-term deposits	421	301
Money market funds	360	1,025
Repurchase agreements	30	–
Cash and cash equivalents as recorded in the Group statement of financial position	976	1,450
Bank overdrafts (note 21)	(55)	(59)
Cash and cash equivalents as recorded in the Group statement of cash flows	921	1,391

Summary of Restricted Cash and Cash Equivalents	Cash and cash equivalents with restrictions on use

	2022 $m	2021 $m
Countries with restrictions on repatriation	24	77
Capital expenditure under lease agreements	11	9
Other restrictions	12	–
	47	86